Note 23 - Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value, Measurement Inputs, Disclosure [Text Block]
NOTE 23 – FAIR VALUE

Carrying amount and estimated fair values of financial instruments were as follows at year end:

December 31, 2012 (In thousands of dollars)	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$99,601	$99,601	$99,601	$0	$0
FDIC insured bank certificates of deposit	2,927	2,927	2,927	0	0
Trading account securities	6	6	6	0	0
Securities available for sale	353,678	353,678	91	331,717	21,870
Federal Home Loan Bank stock	7,266	7,266	0	0	7,266
Loans held for sale	2,921	2,921	0	2,921	0
Loans, net of allowance	942,422	930,354	0	0	930,354

Financial Liabilities:
Deposits	(1,241,401)	(1,243,712)	0	0	(1,243,712)
Securities sold under agreements to repurchase and overnight borrowings	(42,785)	(42,785)	0	(42,785)	0
Federal Home Loan Bank advances	(22,493)	(24,122)	0	0	(24,122)
Subordinated debentures	(36,084)	(36,093)	0	0	(36,093)

December 31, 2011 (In thousands of dollars)	Carrying	Fair
	Amount	Value
Financial Assets:
Cash and cash equivalents	$75,816	$75,816
FDIC insured bank certificates of deposit	4,432	4,432
Trading account securities	2	2
Securities available for sale	342,184	342,184
Federal Home Loan Bank stock	7,266	7,266
Loans held for sale	349	349
Loans, net	962,890	944,756
Accrued interest receivable	4,531	4,531
Financial Liabilities:
Deposits	(1,220,542)	(1,215,484)
Securities sold under agreements to repurchase and overnight borrowings	(46,784)	(46,784)
Federal Home Loan Bank advances	(19,457)	(21,359)
Accrued interest payable	(762)	(762)
Subordinated debentures	(36,084)	(36,488)

The methods and assumptions used to estimate fair value are described as follows: The carrying amount is the estimated fair value for cash and cash equivalents, short term borrowings, Federal Home Loan Bank stock, demand deposits, short term debt, and variable rate loans or deposits that re-price frequently and fully. Security fair values are based on market prices or dealer quotes, and if no such information is available, on the rate and term of the security and information about the issuer. For fixed rate loans and variable rate loans, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk based on historical losses on similar loan pools. For deposits with infrequent re-pricing or re-pricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life of the product.

Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values for the specific loans in the portfolio and assumes the bank will resolve them through orderly liquidation. Fair value of loans held for sale is based on market quotes. Fair value of debt is based on current rates for similar financing. The fair value of off-balance sheet items is based on the current fees or cost that would be charged to enter into or terminate such arrangements. The fair value of off-balance sheet items was not material to the consolidated financial statements at December 31, 2012 and 2011.

The following tables present information about our assets measured at fair value on a recurring basis at December 31, 2012 and 2011, and valuation techniques used by us to determine those fair values.

Level 1 assets are those which are actively traded on an open market and pricing is publicly available.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability. Level 3 securities include local municipal securities where market pricing is not available, trust preferred securities issued by banks, and other miscellaneous investments.

Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2012
Securities available for sale
U.S. Government Agency Bonds	$0	$106,885	$0	$106,885
Mortgage Backed Securities	0	66,277	0	66,277
U.S. Government Agency CMOs	0	61,030	0	61,030
States and political subdivisions	0	97,525	20,289	117,814
Equity and Other Securities	91	0	1,581	1,672
Total Securities available for sale	$91	$331,717	$21,870	$353,678

Trading equity securities	$6	$0	$0	$6

December 31, 2011
Securities available for sale
U.S. Government Agency Bonds	$0	$133,834	$0	$133,834
Mortgage Backed Securities	0	71,052	0	71,052
U.S. Government Agency CMOs	0	57,845	0	57,845
States and political subdivisions	0	62,447	15,342	77,789
Equity and Other Securities	92	0	1,572	1,664
Total Securities available for sale	$92	$325,179	$16,914	$342,184

Trading equity securities	$2	$0	$0	$2

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)	2012	2011
Balance at beginning of year	$16,914	$10,833
Total realized and unrealized gains/(losses) included in income	0	0
Total unrealized gains/(losses) included in other comprehensive income	0	0
Purchases of securities	17,262	11,325
Sales of securities	0	0
Calls and maturities	(12,663)	(5,244)
Net transfers in to Level 3	357	0
Balance at December 31 of each year	$21,870	$16,914

Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets. As a result, the unrealized gains and losses for these assets presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.

Available for sale investments securities categorized as Level 3 assets primarily consist of bonds issued by local municipalities and other like assets. We carry local municipal securities at historical cost, which approximates fair value, unless economic conditions for the municipality changes to a degree requiring a valuation adjustment.

We also have assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets consist of impaired loans and other real estate owned. We have estimated the fair value of impaired loans using Level 3 inputs, specifically valuation of loans based on either a discounted cash flow projection, or a discount to the appraised value of the collateral underlying the loan. We use discounted appraised values or broker’s price opinions to determine the fair value other real estate owned.

Assets Measured at Fair Value on a Nonrecurring Basis

(Dollars in Thousands)	Balance at December 31,	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2012
Impaired loans	$36,388	$0	$0	$36,388
Other real estate owned	$1,296	$0	$0	$1,296
Other repossessed assets	$250	$0	$0	$250

2011
Impaired loans	$41,889	$0	$0	$41,889
Other real estate owned	$2,223	$0	$0	$2,223

Impaired loans categorized as Level 3 assets consist of non-homogeneous loans that are considered impaired. We estimate the fair value of the loans based on the present value of expected future cash flows using management’s best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals). Other real estate owned is valued based on either a recent appraisal for the property or a brokers' price opinion of the value of the property, which are discounted for expected costs to dispose of the property. Losses on impaired loans were charged to the allowance for loan losses. Losses in other real estate owned and other repossessed assets were charged to earnings through other non-interest expense on the income statement.